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[Atlant Capital Logo]                           [Calculator/Pen]


Annual Report September 30, 2002

[NYSE Flag]


                        ATLANTA
                        CAPITAL
                       LARGE-CAP
                        GROWTH
                         FUND

[Floor Stock Exhange]

                        IMPORTANT NOTICE REGARDING DELIVERY
                              OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

[PHOTO OF THOMAS E. FAUST JR.]
    Thomas E. Faust Jr.
      Vice President


LETTER TO SHAREHOLDERS

We are pleased to welcome shareholders to the first annual report of Atlanta Capital Large-Cap Growth Fund.

In the period from inception on April 30, 2002, to September 30, 2002, the Fund's Class I shares had a return of -26.00%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.40 on September 30, 2002.(1) The Fund's Class R shares had a return of -26.10% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002 to $7.39 on September 30, 2002.(1)

For comparison, the Fund's benchmark index, the S&P 500 Index, posted a return of -23.72% for the period from April 30, 2002, to September 30, 2002.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. A subtle change in leadership to growth and large-cap stocks emerged, although small-cap stocks outperformed mid- and large-cap stocks in September 2002.

IN UNPREDICTABLE MARKETS, A DIVERSIFIED PORTFOLIO IS MORE IMPORTANT THAN EVER
....

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to large-cap growth stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company L.L.C. in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, William R. Hackney, Marilyn R. Irvin, and Daniel W. Boone, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for large-capitalization stocks.

Sincerely,

/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
November 1, 2002

-------------------------------------------------------------------------------

Fund Information
as of September 30, 2002

Performance(1)                                    Class I     Class R
---------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
---------------------------------------------------------------------
Life of Fund+                                     -26.00%     -26.10%

+Inception Dates - Class I: 4/30/02; Class R: 4/30/02

Ten Largest Holdings(3)
---------------------------------
Medtronic, Inc.            3.3%
Aflac Corp.                3.2
Colgate-Palmolive Co.      3.0
Microsoft Corp.            2.9
Franklin Resources, Inc.   2.8
EOG Resources, Inc.        2.7
Merck & Co., Inc.          2.7
Dell Computer Corp.        2.6
General Electric Co.       2.6
Kimberly-Clark Corp.       2.5


(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2) It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 28.3% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

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ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S WILLIAM R. HACKNEY, III, MANAGING PARTNER; MARILYN R. IRVIN, SENIOR VICE PRESIDENT; AND DANIEL W. BOONE, MANAGING PARTNER, WHO COMPRISE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

[Graphic Picture]

Marilyn R. Irvin
William R. Hackney, III
Daniel W. Boone, III

Q: Because this is the first report, let's start by talking about how you go about selecting stocks for the Portfolio.

A: MR. HACKNEY:  We start by focusing our attention on the largest 1,000 U.S.
   companies as measured by stock market capitalization. In selecting stocks, we emphasize common stocks of quality growth companies with a demonstrated record of consistent earnings growth. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are attractively valued in relation to their long-term growth rates and that have sustainable earnings growth. We employ rigorous fundamental analysis of a company's financial trends, products and services, industry conditions, and other factors in evaluating the sustainable earnings growth of a company.

Q: What other factors do you consider in evaluating a company's growth potential?

A: MS. IRVIN: We may consider a catalyst for increased demand for a company's products or services. For example, most everyone knows about the baby boom in the U.S. that followed World War II. As the post-war baby boomers reach middle age, they are driving up the demand for health care services as well as investment- related services. So you will notice that the Portfolio has major positions in pharmaceutical companies like Merck, Pfizer, and Eli Lilly. We also hold major positions in investment-related companies like Mellon Financial, Franklin Resources, and SEI Investments Co. We believe these companies should benefit from the needs of the aging American consumer.

Q: What investment strategies have you employed in the management of the Portfolio?

A: MR. BOONE: Over the course of 2002, we have increased our emphasis on growth/cyclical sectors of the economy, which we expect to benefit from a rebound in economic activity. This would include technology stocks as well as selected stocks in the telecom services, industrial, and basic materials sectors. A sharp downturn in manufacturing and capital spending led us into the recession of 2001 and we believe these sectors will eventually lead the economy to recovery. Consumer spending - particularly for housing and autos
   - did not weaken much in last year's recession and is therefore unlikely to provide much thrust to the economic recovery. In general, we are cautious on the consumer sector of the market because consumer stocks have performed relatively well over the past two years and their earnings growth prospects during the initial phase of an economic recovery may not be as strong as other sectors of the economy.

Five Largest Industry Positions+
--------------------------------
By total net assets

Health Care - Drugs Major         10.5%
Systems Software                   5.7%
Diversified Financial Services     5.5%
Health Care - Equipment            5.5%
Household Products                 5.4%

+ Industry positions subject to change due to active management.

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ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002


MANAGEMENT DISCUSSION

Q: You mentioned your recent emphasis on technology stocks. Isn't that a very risky area of the stock market?

A: MR. HACKNEY: Technology stocks have been a very risky area of the stock market for the past three years, but we believe much of the risk has been taken out of this sector. As of September 30th, the technology-heavy NASDAQ Composite index had declined 75% from its peak in March of 2000.* While sales and production trends in the tech sector are still sluggish, the rate of decline in these measures has slowed and in some segments of technology, sales and production are stabilizing or increasing. In many cases, technology hardware and software tend to have short life spans due to technological obsolescence. In a nutshell, businesses will eventually be compelled to upgrade their technology infrastructure in order to remain competitive in world markets.

   That said, it's important for investors to be very selective in their technology investments. For example, the Portfolio's two largest technology holdings are Microsoft and Dell Computer. Each of these companies has little or no debt. Each produces lots of cash, over and above their needs for capital investment and research and development. And each dominates its respective businesses and has been able to record revenue and earnings growth in an otherwise depressed environment for tech spending.

Q: How would you characterize the Fund's performance during its first five months ending September 30, 2002?

A: MR. BOONE: We are, of course, disappointed with the near-term results. The
   US stock market has been experiencing a broad-based decline since the spring of 2000 and the rate of decline accelerated during the May-September 2002 time period. Relative to the S&P 500 Index, the Portfolio is underweighted in the consumer sectors and overweighted in technology and basic materials.* These sector weights penalized the Portfolio's performance versus the Index during the past few months as we were positioning the Portfolio for an economic recovery and a better stock market environment. On the positive side, the Portfolio is overweighted in the health care sector, relative to the S&P 500, due to strong long-term growth dynamics. This had a favorable impact on performance, as health care stocks were the best-performing sector of the S&P 500 during the September quarter.*

   MS. IRVIN: As you might expect, we have focused more attention on balance sheet strength, corporate governance, and the integrity of corporate financial statements. During the three months ending September 30th, we eliminated two stocks from the Portfolio because of concern about these and other issues. The proceeds from the sales were invested in other technology issues, such as Cisco Systems and Concord EFS. Bank of America, the nation's third largest bank holding company and only "coast-to-coast" commercial bank, replaced Household International in the financial services sector of the Portfolio. Besides Bank of America, one other stock was added to the Portfolio during the quarter: Amgen, one of the nation's largest biotechnology companies. The new position in Amgen further increases the Portfolio's weighting in the health care sector.

Q: In view of past performance or future prospects for the market, do you anticipate any significant changes in the way you invest the Portfolio?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to or trim back positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

* It is not possible to invest directly in an Index.

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ATLANTA CAPITAL LARGE-CAP GROWTH  FUND AS OF SEPTEMBER 30, 2002

PERFORMANCE

Comparison of change in value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class I vs the S&P 500 Index*

Atlanta Capital Large-Cap Growth Fund- Class I
                4/30/02

             Fund          Fund         S&P
           Value at     Value With      500
Date          NAV      Sales Charge    Index
----       --------    -------------  --------
4/30/02       10,000        N/A        10,000
5/31/02        9,950                    9,927
6/30/02        9,180                    9,220
7/31/02        8,470                    8,501
8/31/02        8,360                    8,557
9/30/02        7,400                    7,628

               ---  S&P 500 Index
               ___  Atlanta Capital Large-Cap Growth Fund- Class I



Atlanta Capital Large-Cap Growth Fund- Class R
                4/30/02

Comparison of change in value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class R vs the S&P 500 Index*

             Fund          Fund         S&P
           Value at     Value With      500
Date          NAV      Sales Charge    Index
----       --------    -------------  --------
4/30/02     10,000         N/A        10,000
5/31/02      9,950                     9,927
6/30/02      9,170                     9,220
7/31/02      8,460                     8,501
8/31/02      8,350                     8,557
9/30/02      7,390                     7,628

               ---  S&P 500 Index
               ___  Atlanta Capital Large-Cap Growth Fund- Class R


Performance**                                      Class I      Class R
-----------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
-----------------------------------------------------------------------
Life of Fund+                                      -26.00%     -26.10%

+Inception Dates - Class I: 4/30/02; Class R: 4/30/02


*  Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

   The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
-----------------------------------------------------
Investment in Large-Cap Growth
   Portfolio, at value (identified cost,
   $19,384,980)                           $16,848,961
Receivable for Fund shares sold                17,058
Receivable from the Administrator              26,163
Prepaid expenses                                3,517
-----------------------------------------------------
TOTAL ASSETS                              $16,895,699
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    10,191
Accrued expenses                               15,706
-----------------------------------------------------
TOTAL LIABILITIES                         $    25,897
-----------------------------------------------------
NET ASSETS                                $16,869,802
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $20,849,076
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,452,957)
Accumulated undistributed net investment
   income                                       9,702
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (2,536,019)
-----------------------------------------------------
TOTAL                                     $16,869,802
-----------------------------------------------------
Class I Shares
-----------------------------------------------------
NET ASSETS                                $16,869,056
SHARES OUTSTANDING                          2,278,915
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.40
-----------------------------------------------------
Class R Shares
-----------------------------------------------------
NET ASSETS                                $       746
SHARES OUTSTANDING                                101
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      7.39
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio        $    91,341
Interest allocated from Portfolio               1,566
Expenses allocated from Portfolio             (76,595)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    16,312
-----------------------------------------------------

Expenses
-----------------------------------------------------
Distribution and service fees
   Class R                                $         2
Legal and accounting services                  17,193
Registration fees                               6,841
Custodian fee                                   2,979
Printing and postage                            2,279
Transfer and dividend disbursing agent
   fees                                         1,789
Miscellaneous                                   1,690
-----------------------------------------------------
TOTAL EXPENSES                            $    32,773
-----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $    26,163
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    26,163
-----------------------------------------------------

NET EXPENSES                              $     6,610
-----------------------------------------------------

NET INVESTMENT INCOME                     $     9,702
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,452,957)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,452,957)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,536,019)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,536,019)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,988,976)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,979,274)
-----------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-----------------------------------------------------------------------
From operations --
   Net investment income                  $                       9,702
   Net realized loss                                         (1,452,957)
   Net change in unrealized appreciation
      (depreciation)                                         (2,536,019)
-----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $                  (3,979,274)
-----------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                             $                  22,137,958
      Class R                                                     1,010
   Cost of shares redeemed
      Class I                                                (1,289,892)
-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $                  20,849,076
-----------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $                  16,869,802
-----------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------
At beginning of period                    $                          --
-----------------------------------------------------------------------
AT END OF PERIOD                          $                  16,869,802
-----------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------
AT END OF PERIOD                          $                       9,702
-----------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS I
                                  --------------------------------
                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                         $ 0.004
Net realized and unrealized
   loss                                        (2.604)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.600)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.400
------------------------------------------------------------------

TOTAL RETURN(3)                                (26.00)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.00%(5)
   Net investment income                         0.12%(5)
Portfolio Turnover of the
   Portfolio                                       11%
------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   1.38%(5)
   Net investment loss                          (0.26)%(5)
Net investment loss per share                 $(0.009)
------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2) Net investment income(loss) per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS R
                                  --------------------------------
                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.014)
Net realized and unrealized
   loss                                        (2.596)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.610)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.390
------------------------------------------------------------------

TOTAL RETURN(3)                                (26.10)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.50%(5)
   Net investment loss                          (0.38)%(5)
Portfolio Turnover of the
   Portfolio                                       11%
------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   1.88%(5)
   Net investment loss                          (0.76)%(5)
Net investment loss per share                 $(0.028)
------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests of the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.2% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                        PERIOD ENDED
    CLASS I                                        SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------
    Sales                                                      2,436,688
    Redemptions                                                (157,773)
    --------------------------------------------------------------------------
    NET INCREASE                                               2,278,915
    --------------------------------------------------------------------------

                                                        PERIOD ENDED
    CLASS R                                        SEPTEMBER 30, 2002(1)
    --------------------------------------------------------------------------
    Sales                                                            101
    --------------------------------------------------------------------------
    NET INCREASE                                                     101
    --------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

   On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $26,163 of the Fund's operating expenses for the period from the start of business, April 30, 2002, to September 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the period from the start of business, April 30, 2002 to September 30, 2002, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $1 for Class R shares.

6 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, April 30, 2002, to September 30, 2002, aggregated $22,121,910 and $1,300,285, respectively.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statements of changes in net assets and financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Large-Cap Growth Fund at September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 1.5%
--------------------------------------------------------------
Interpublic Group Cos., Inc.               16,000  $   253,600
--------------------------------------------------------------
                                                   $   253,600
--------------------------------------------------------------
Aerospace and Defense -- 2.4%
--------------------------------------------------------------
General Dynamics Corp.                      5,000  $   406,650
--------------------------------------------------------------
                                                   $   406,650
--------------------------------------------------------------
Banks -- 2.7%
--------------------------------------------------------------
Bank of America Corp.                       4,200  $   267,960
Mellon Financial Corp.                      7,500      194,475
--------------------------------------------------------------
                                                   $   462,435
--------------------------------------------------------------
Beverages-Soft Drink -- 2.1%
--------------------------------------------------------------
Coca-Cola Company (The)                     7,600  $   364,496
--------------------------------------------------------------
                                                   $   364,496
--------------------------------------------------------------
Biotechnology -- 1.2%
--------------------------------------------------------------
Amgen, Inc.(1)                              5,000  $   208,500
--------------------------------------------------------------
                                                   $   208,500
--------------------------------------------------------------
Chemicals-Diversified -- 1.9%
--------------------------------------------------------------
Engelhard Corp.                            13,700  $   326,471
--------------------------------------------------------------
                                                   $   326,471
--------------------------------------------------------------
Computer Hardware -- 2.6%
--------------------------------------------------------------
Dell Computer Corp.(1)                     19,300  $   453,743
--------------------------------------------------------------
                                                   $   453,743
--------------------------------------------------------------
Computer Storage and Peripheral -- 0.8%
--------------------------------------------------------------
EMC Corp.(1)                               30,400  $   138,928
--------------------------------------------------------------
                                                   $   138,928
--------------------------------------------------------------
Construction-Cement -- 1.9%
--------------------------------------------------------------
Vulcan Materials Co.                        8,900  $   321,824
--------------------------------------------------------------
                                                   $   321,824
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Diversified Financial Services -- 5.5%
--------------------------------------------------------------
Fannie Mae                                  2,800  $   166,712
Franklin Resources, Inc.                   15,200      472,720
SEI Investments Co.                        12,900      308,052
--------------------------------------------------------------
                                                   $   947,484
--------------------------------------------------------------
Electrical Equipment -- 1.2%
--------------------------------------------------------------
American Power Conversion Corp.(1)         21,800  $   208,408
--------------------------------------------------------------
                                                   $   208,408
--------------------------------------------------------------
Electronic Equipment & Instruments -- 1.4%
--------------------------------------------------------------
Molex Inc.                                 10,100  $   237,552
--------------------------------------------------------------
                                                   $   237,552
--------------------------------------------------------------
General Merchandise -- 3.8%
--------------------------------------------------------------
Family Dollar Stores, Inc.                 13,100  $   352,128
Target Corp.                               10,400      307,008
--------------------------------------------------------------
                                                   $   659,136
--------------------------------------------------------------
Health Care-Drugs Major -- 10.5%
--------------------------------------------------------------
Johnson & Johnson Co.                       4,000  $   216,320
Lilly (Eli) & Co.                           7,000      387,380
Merck & Co., Inc.                          10,000      457,100
Pfizer, Inc.                               13,450      390,319
Schering-Plough Corp.                      16,000      341,120
--------------------------------------------------------------
                                                   $ 1,792,239
--------------------------------------------------------------
Health Care-Equipment -- 5.5%
--------------------------------------------------------------
DENTSPLY International, Inc.                9,300  $   373,581
Medtronic, Inc.                            13,600      572,832
--------------------------------------------------------------
                                                   $   946,413
--------------------------------------------------------------
Health Care-Facility -- 1.7%
--------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                 14,000  $   283,080
--------------------------------------------------------------
                                                   $   283,080
--------------------------------------------------------------
Health Care-Managed Care -- 1.7%
--------------------------------------------------------------
WellPoint Health Networks, Inc.(1)          4,000  $   293,200
--------------------------------------------------------------
                                                   $   293,200
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Household Products -- 5.4%
--------------------------------------------------------------
Colgate-Palmolive Co.                       9,400  $   507,130
Kimberly-Clark Corp.                        7,500      424,800
--------------------------------------------------------------
                                                   $   931,930
--------------------------------------------------------------
Industrial Conglomerates -- 2.6%
--------------------------------------------------------------
General Electric Co.                       18,000  $   443,700
--------------------------------------------------------------
                                                   $   443,700
--------------------------------------------------------------
Industrial Gases -- 1.5%
--------------------------------------------------------------
Praxair, Inc.                               5,000  $   255,550
--------------------------------------------------------------
                                                   $   255,550
--------------------------------------------------------------
Insurance-Life and Health -- 3.2%
--------------------------------------------------------------
Aflac Corp.                                18,000  $   552,420
--------------------------------------------------------------
                                                   $   552,420
--------------------------------------------------------------
Insurance-Multiline -- 3.5%
--------------------------------------------------------------
American International Group, Inc.          6,750  $   369,225
Hartford Financial Services Group, Inc.     5,600      229,600
--------------------------------------------------------------
                                                   $   598,825
--------------------------------------------------------------
IT Consulting and Services -- 0.9%
--------------------------------------------------------------
Electronic Data Systems Corp.              10,700  $   149,586
--------------------------------------------------------------
                                                   $   149,586
--------------------------------------------------------------
Machinery Industrial -- 1.9%
--------------------------------------------------------------
Dover Corp.                                13,100  $   332,478
--------------------------------------------------------------
                                                   $   332,478
--------------------------------------------------------------
Networking Equipment -- 1.9%
--------------------------------------------------------------
Cisco Systems, Inc.(1)                     31,600  $   331,168
--------------------------------------------------------------
                                                   $   331,168
--------------------------------------------------------------
Oil and Gas-Equipment and Services -- 2.0%
--------------------------------------------------------------
Schlumberger Ltd.                           9,000  $   346,140
--------------------------------------------------------------
                                                   $   346,140
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Oil and Gas-Exploration and Production -- 2.7%
--------------------------------------------------------------
EOG Resources, Inc.                        13,000  $   467,480
--------------------------------------------------------------
                                                   $   467,480
--------------------------------------------------------------
Oil and Gas-Integrated -- 1.9%
--------------------------------------------------------------
ConocoPhillips                              7,000  $   323,680
--------------------------------------------------------------
                                                   $   323,680
--------------------------------------------------------------
Publishing -- 1.9%
--------------------------------------------------------------
Tribune Co.                                 7,900  $   330,299
--------------------------------------------------------------
                                                   $   330,299
--------------------------------------------------------------
Restaurants -- 1.7%
--------------------------------------------------------------
Brinker International, Inc.(1)             11,000  $   284,900
--------------------------------------------------------------
                                                   $   284,900
--------------------------------------------------------------
Retail-Food -- 1.4%
--------------------------------------------------------------
Safeway, Inc.(1)                           11,000  $   245,300
--------------------------------------------------------------
                                                   $   245,300
--------------------------------------------------------------
Retail-Home Improvement -- 1.8%
--------------------------------------------------------------
Home Depot, Inc. (The)                     11,500  $   300,150
--------------------------------------------------------------
                                                   $   300,150
--------------------------------------------------------------
Semiconductors -- 5.2%
--------------------------------------------------------------
Intel Corp.                                27,500  $   381,975
Linear Technology Corp.                    13,400      277,648
QLogic Corp.(1)                             9,000      234,360
--------------------------------------------------------------
                                                   $   893,983
--------------------------------------------------------------
Services-Data Processing -- 1.6%
--------------------------------------------------------------
Concord EFS, Inc.(1)                       17,100  $   271,548
--------------------------------------------------------------
                                                   $   271,548
--------------------------------------------------------------
Systems Software -- 5.7%
--------------------------------------------------------------
Adobe Systems, Inc.                        14,200  $   271,220
Microsoft Corp.(1)                         11,500      503,010
Oracle Corp.(1)                            26,700      209,862
--------------------------------------------------------------
                                                   $   984,092
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Telephone -- 3.4%
--------------------------------------------------------------
SBC Communications, Inc.                   17,000  $   341,700
Verizon Communications, Inc.                8,500      233,240
--------------------------------------------------------------
                                                   $   574,940
--------------------------------------------------------------
Total Common Stocks
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $19,504,156)                   $16,922,328
--------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $   234,757
--------------------------------------------------------------
Net Assets -- 100.0%                               $17,157,085
--------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $19,504,156)                           $16,922,328
Cash                                          227,626
Receivable for investments sold                32,587
Interest and dividends receivable              16,950
-----------------------------------------------------
TOTAL ASSETS                              $17,199,491
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $    32,740
Accrued expenses                                9,666
-----------------------------------------------------
TOTAL LIABILITIES                         $    42,406
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,157,085
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,738,913
Net unrealized depreciation (computed on
   the basis of
   identified cost)                        (2,581,828)
-----------------------------------------------------
TOTAL                                     $17,157,085
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    92,052
Interest                                        1,576
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    93,628
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    54,329
Legal and accounting services                  19,182
Custodian fee                                   7,318
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    81,878
-----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $     4,730
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     4,730
-----------------------------------------------------

NET EXPENSES                              $    77,148
-----------------------------------------------------

NET INVESTMENT INCOME                     $    16,480
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $(1,455,506)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,455,506)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,581,828)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,581,828)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,037,334)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,020,854)
-----------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $                  16,480
   Net realized loss                                     (1,455,506)
   Net change in unrealized appreciation
      (depreciation)                                     (2,581,828)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $              (4,020,854)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $              22,385,941
   Withdrawals                                           (1,308,012)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $              21,077,929
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              17,057,075
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $                 100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $              17,157,085
-------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                               0.92%(2)
   Net investment income                      0.20%(2)
Portfolio Turnover                              11%
-----------------------------------------------------------
TOTAL RETURN                                (25.97)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $17,157
-----------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of investment adviser fee. Had such action not
   been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.98%(2)
   Net investment income                      0.14%(2)
-----------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $54,329. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $4,730. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Capital Management Company, L.L.C. (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $23,130,448 and $2,170,786, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $19,544,069
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,964,996
    Gross unrealized depreciation              (4,586,737)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,621,741)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

LARGE-CAP GROWTH PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH      THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Trustee of the Trust since 1998;    President and Chief Executive Officer of
11/28/59                                  of the Portfolio since 2001         National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment adviser) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Trustee of the   Trustee of the Trust since 1989;    Chairman, President and Chief Executive
11/9/41                  Trust;           President of the Portfolio since    Officer of BMR, EVM and their corporate
                         President and    2001                                parent and trustee, Eaton Vance Corp.
                         Trustee of the                                       (EVC) and Eaton Vance, Inc. (EV),
                         Portfolio                                            respectively. Director of EV; Vice
                                                                              President and Director of EVD. Trustee
                                                                              and/or officer of 190 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolio.


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Jessica M. Bibliowicz                   185                          None
11/28/59
James B. Hawkes                         190                    Director of EVC
11/9/41

NONINTERESTED TRUSTEES(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH      THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the Trust since 1989;    President of Dwight Partners, Inc.
3/26/31                                   of the Portfolio since 2001         (corporate relations and communications
                                                                              company).
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
2/23/35                                   of the Portfolio since 2001         Banking Emeritus, Harvard University
                                                                              Graduate School of Business
                                                                              Administration.


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Donald R. Dwight                        190        Trustee/Director of the Royce Funds
3/26/31                                            (mutual funds) consisting of 17
                                                   portfolios
Samuel L. Hayes, III                    190        Director of Tiffany & Co. (specialty
2/23/35                                            retailer) and Director of Telect, Inc.
                                                   (telecommunication services company)

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH      THE PORTFOLIO                SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
9/21/35                                   of the Portfolio since 2001         investment and financial advisory
                                                                              services company) (since September
                                                                              2000). Chairman, Hellman, Jordan
                                                                              Management Co., Inc. (an investment
                                                                              management company) (since November
                                                                              2000). Advisory Director, Berkshire
                                                                              Capital Corporation (investment banking
                                                                              firm) (since June 2002). Formerly,
                                                                              Chairman of the Board, United Asset
                                                                              Management Corporation (a holding
                                                                              company owning institutional investment
                                                                              management firms) and Chairman,
                                                                              President and Director, UAM Funds
                                                                              (mutual funds).
Lynn A. Stout            Trustee          Trustee of the Trust since 1998;    Professor of Law, University of
9/14/57                                   of the Portfolio since 2001         California at Los Angeles School of Law
                                                                              (since July 2001). Formerly, Professor
                                                                              of Law, Georgetown University Law
                                                                              Center.
Jack L. Treynor          Trustee          Trustee of the Trust since 1989;    Investment Adviser and Consultant.
2/21/30                                   of the Portfolio since 2001


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Norton H. Reamer                        190                          None
9/21/35
Lynn A. Stout                           185                          None
9/14/57
Jack L. Treynor                         170                          None
2/21/30

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                     POSITION(S)                     TERM OF
                                      WITH THE                      OFFICE AND
         NAME                         TRUST AND                     LENGTH OF                  PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH                THE PORTFOLIO                    SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Daniel W. Boone, III     Vice President of the Portfolio      Since 2001               Managing Partner and member of the
7/3/44                                                                                 Executive Committee of Atlanta Capital
                                                                                       Management Company, L.L.C. (Atlanta
                                                                                       Capital). Officer of 1 investment
                                                                                       company managed by EVM or BMR.
Gregory L. Coleman       Vice President of the Trust          Since 2001               Partner of Atlanta Capital. Officer of
10/28/49                                                                               10 investment companies managed by EVM
                                                                                       or BMR.
Thomas E. Faust, Jr.     President of the Trust; Vice         President of the Trust   Executive Vice President and Chief
5/31/58                  President of the Portfolio           since 2002; Vice         Investment Officer of EVM and BMR and
                                                              President of the         Director of EVC. Officer of 50
                                                              Portfolio since 2001     investment companies managed by EVM or
                                                                                       BMR.
William R. Hackney, III  Vice President of the Portfolio      Since 2001               Managing Partner and member of the
4/12/48                                                                                Executive Committee of Atlanta Capital.
                                                                                       Officer of 3 investment companies
                                                                                       managed by EVM or BMR.
Marilyn Robinson Irvin   Vice President of the Portfolio      Since 2001               Senior Vice President and Principal of
6/17/58                                                                                Atlanta Capital. Officer of 1 investment
                                                                                       company managed by EVM or BMR.
James A. Womack          Vice President of the Trust          Since 2001               Vice President of Atlanta Capital.
11/20/68                                                                               Officer of 10 investment companies
                                                                                       managed by EVM or BMR.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                                     POSITION(S)                     TERM OF
                                      WITH THE                      OFFICE AND
         NAME                         TRUST AND                     LENGTH OF                  PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH                THE PORTFOLIO                    SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Alan R. Dynner           Secretary                            Secretary of the Trust   Vice President, Secretary and Chief
10/10/40                                                      since 1997; of the       Legal Officer of BMR, EVM, EVD and EVC.
                                                              Portfolio since 2001     Officer of 190 investment companies
                                                                                       managed by EVM or BMR.
Kristin S. Anagnost      Treasurer of the Portfolio           Since 2002               Assistant Vice President of EVM and BMR.
6/12/65                                                                                Officer of 109 investment companies
                                                                                       managed by EVM or BMR (since January
                                                                                       1998). Formerly, manager at Chase Global
                                                                                       Funds Services Company.
James L. O'Connor        Treasurer of the Trust               Since 1989               Vice President of BMR, EVM and EVD.
4/1/45                                                                                 Officer of 112 investment companies
                                                                                       managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP
GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


                           EATON VANCE FUNDS
                        EATON VANCE MANAGEMENT
                     BOSTON MANAGEMENT AND RESEARCH
                     EATON VANCE DISTRIBUTORS, INC.

                            PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1451-11/02                                                          ALCGSRC